Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

May 2, 2025

VIA EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:	Pacific Life & Annuity Company and Separate Account A
Pacific Journey Select, File nos. 333-185331 / 811-09203
Rule 497(j) Certification

On behalf of Pacific Life & Annuity Company (“PL&A” or the “Company”) and Separate Account A (“Separate Account”) of PL&A, I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated May 1, 2025 and Statement of Additional Information (“SAI”) dated May 1, 2025 being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 27 for the Separate Account filed electronically with the Commission on April 24, 2025.

If you have any questions or comments with respect to this filing, please contact me at the number listed below.

Sincerely,

/s/ Alison Ryan

Alison Ryan

AVP & Managing Assistant General Counsel II

(949) 219-3268 Telephone

Alison.Ryan@PacificLife.com